ProShares Supply Chain Logistics ETF Investment Objectives and Goals - ProShares Supply Chain Logistics ETF	May 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Supply Chain Logistics ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	ProShares Supply Chain Logistics ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FactSet Supply Chain Logistics Index (the “Index”).